Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,	December 31,
	2024	2025
	RMB	RMB
Tax payable	1,152,314	188,472
Accrued advertisement expenses	168,378	72,333
Accrued payroll and welfare	206,225	60,718
Funds collected on behalf of third-parties	32,119	21,263
Advance payments	505	12,910
Funds pending withdrawal	7,013	10,072
Borrowings(i)	—	9,091
Accrued professional fees	8,131	7,411
Accrued customer incentives	1,354	25
Payable to investors (ii)	9,828	—
Others	36,183	22,385
Total accrued expenses and other liabilities	1,622,050	404,680
(i)	In July 2025, the Group entered into a funding arrangement with a financial institution. According to the loan agreement, the principal amount of the loan is RMB9.1 million, with a term of 12 months and an annual interest rate of 6%.

(ii)	Payable to investor represents interest and principal collected by the Group on behalf of lenders.